INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	34.00%
Maximum permitted tax loss carry forwards percentage	30.00%
Deferred tax relating to amortization surplus value to charged or credited directly to equity	R$ 129,792
ICMS benefit - extemporaneous tax credits	345,067	[1]	R$ 290,745	[1]
Estimated financial effect of contingent liabilities	23,458,774		22,447,490
Tax contingent liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated financial effect of contingent liabilities	R$ 22,103
Bottom of range [member] | ICMS credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS	12.00%
Top of range [member] | ICMS credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS	15.00%
Comgas [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ICMS benefit extemporaneous tax credits included interest	R$ 272,593
ICMS benefit - extemporaneous tax credits	(240,251)
ICMS benefit extemporaneous tax credits interest	32,342
Cosan Investimentose Participacoes S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	284,738
Rumo Malha Oeste S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences	825,770		785,894
Rumo Malha Sul S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences	R$ 1,463,526		R$ 1,370,146

[1]	During the year ended December 31, 2022, the indirect subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 272,593 (R$240,251 principal and R$32,342 interest), used to offset against income tax, social contribution, PIS and COFINS payable overdue in the year, related to overpayments of income tax and social contribution, due to the non-taxation of the benefit of reducing the ICMS tax base in the State of São Paulo from 12% to 15% pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016, in the years 2017, 2018 and 2019, when this benefit was not computed in the calculation of the Income tax and social contribution owed by the Company. The Company recognized these credits based on its best understanding of the subject, which was supported by the opinion of its external legal counsel, which considered all applicable case law. In addition, the Company considered all current accounting rules, which, when analyzed collectively, did not indicate any other accounting effect to be recognized.